PROPERTY, PLANT & EQUIPMENT Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Land and Land Improvements	$ 682	$ 663
Buildings and Improvements, Gross	2,031	1,855
Machinery and Equipment, Gross	7,182	6,733
Construction in Progress, Gross	1,228	1,371
Property, Plant and Equipment	11,123	10,622
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,256	3,522
Property, Plant and Equipment, Net	$ 6,867	$ 7,100